Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities		$ (40,796)
Payments of Ordinary Dividends, Noncontrolling Interest		8,222	$ 14,542
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		206,861	179,413	$ 191,419
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		122,354	122,408	129,348
Write-off impairment and discontinued operations, net		0	0	254
Stock-based compensation		139	322	440
Amortization of Series A Notes discount (premium) and related issuance costs, net		(92)	(91)	(92)
Deferred income taxes and reserve, net		15,928	(47,456)	221
Loss (gain) on sale of property, plant and equipment		1,742	(3,266)	(147)
Loss (gain) on sale of investments		33	(4,957)	873
Equity in net earnings of affiliated companies and partnerships, net of dividend received()		19,999	7,449	468
Changes in operating assets and liabilities, net of amounts acquired:
Decrease (increase) in short and long-term trade receivables, and prepaid expenses		31,860	(67,177)	(108,337)
Decrease (increase) in inventories, net		39,801	(112,747)	(4,785)
Increase (decrease) in trade payables, other payables and accrued expenses		(74,280)	81,687	55,935
Severance, pension and termination indemnities, net		(799)	6,282	(3,595)
Increase (decrease) in advances received from customers		71,282	15,970	(95,027)
Net cash provided by operating activities		434,828	177,837	166,975
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(99,175)	(71,211)	(63,019)
Acquisitions of subsidiaries and business operations (Schedule A)		(141,436)	787	0
Investments in affiliated companies and other companies		(23,852)	(4,620)	(6,222)
Proceeds from sale of property, plant and equipment		11,563	24,969	3,755
Proceeds from sale of investments		0	110	3,550
Investment in long-term deposits		(396)	(796)	(2,076)
Proceeds from sale of long-term deposits		721	790	795
Investment in short-term deposits and available-for-sale marketable securities		(57,175)	(89,521)	(52,975)
Proceeds from sale of short-term deposits and available-for-sale marketable securities		128,187	59,374	42,899
Net cash used in investing activities		(181,563)	(80,118)	(73,293)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options		1,616	3,542	18,364
Repayment of long-term loans		(226,635)	(345,839)	(230,532)
Proceeds from long-term loans		196,550	376,500	242,247
Repayment of Series A Notes		(55,532)	(55,532)	(55,535)
Dividends paid ()	[1]	(69,792)	(68,277)	(75,549)
Change in short-term bank credit and loans, net		(557)	557	(181)
Net cash provided by (used in) financing activities		(154,350)	(89,049)	(101,186)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		98,915	8,670	(7,504)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		200,407	191,737	199,241
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		299,322	200,407	191,737
dividend received from affiliated companies and partnership		24,541	12,998	13,500
Cash paid during the year for:
Income taxes, net		37,410	17,347	33,223
Interest		$ 3,631	$ 5,078	$ 6,046

[1]	Dividends paid in 2015 and 2014 included approximately $8,222 and $14,452, respectively, in dividends paid by a subsidiary to non-controlling interests.